Parent Company Financial Statements - Condensed Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	$ 19,106	$ 23,159
Other assets	14,379	4,739
Total assets	1,150,019	997,480
Liabilities:
Subordinated debentures	40,962	9,239
Accrued interest payable	1,088	305
Total liabilities	1,029,324	887,928
Stockholders' equity:
Common stock, $1 par value. Authorized 10,000,000 shares; issued and outstanding 6,406,795 and 6,392,287 as of December 31, 2019 and December 31, 2018	6,408	6,407
Surplus	80,196	79,919
Treasury Stock	(3)
Retained earnings	34,097	23,616	$ 15,453
Accumulated other comprehensive loss	(3)	(390)
Total stockholders' equity	120,695	109,552
Total liabilities and stockholders' equity	$ 1,150,019	$ 997,480
Common stock, par value	$ 1	$ 1
Common stock, Authorized shares	10,000,000	10,000,000
Common Stock, Shares, Issued	6,407,685	6,406,795
Common Stock, Shares, Outstanding	6,407,685	6,406,795
Parent Company | Reportable Legal Entities
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	$ 148
Cash and cash equivalents	148
Investment in subsidiaries	159,643	$ 109,867
Other assets	40
Total assets	159,831	109,867
Liabilities:
Subordinated debentures	39,058
Accrued interest payable	78
Total liabilities	39,136
Stockholders' equity:
Common stock, $1 par value. Authorized 10,000,000 shares; issued and outstanding 6,406,795 and 6,392,287 as of December 31, 2019 and December 31, 2018	6,408	6,407
Surplus	80,196	79,919
Treasury Stock	(3)
Retained earnings	34,097	23,931
Accumulated other comprehensive loss	(3)	(390)
Total stockholders' equity	120,695	109,867
Total liabilities and stockholders' equity	$ 159,831	$ 109,867
Common stock, par value	$ 1	$ 1
Common stock, Authorized shares	10,000,000	10,000,000
Common Stock, Shares, Issued	6,406,795	6,392,287
Common Stock, Shares, Outstanding	6,406,795	6,392,287